Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Balance at December 31, 2012	$ 822,475
Effect of currency translation	(25)
Balance at March 31, 2013	$ 822,450